Summary of significant accounting policies - Useful lives intangible assets (Details)	12 Months Ended
Dec. 31, 2020
Customer relationships | Minimum
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	4 years
Customer relationships | Maximum
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	15 years
Software | Minimum
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	3 years
Software | Maximum
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	7 years
Brand
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	3 years
Standard operating procedures
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	5 years
Crowd source
Useful Lives of Intangible Assets Other Than Goodwill
Estimated useful lives of purchased intangible assets other than goodwill	8 years